Cash, cash equivalents and restricted cash	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash	Cash, cash equivalents and restricted cash
Our restricted cash balance was $173.4 million and $186.0 million as of June 30, 2022 and December 31, 2021, respectively, and was primarily related to our Export Credit Agency (“ECA”) financings and Export-Import Bank of the United States (“Ex-Im”) financings, our AerFunding revolving credit facility, our Brazilian Development Bank (“BNDES”) financing and other debt. See Note 16—Debt.
The following is a summary of our cash, cash equivalents and restricted cash as of June 30, 2022, December 31, 2021 and June 30, 2021:

	June 30, 2022	December 31, 2021	June 30, 2021
Cash and cash equivalents	$1,229,008	$1,728,794	$1,402,918
Restricted cash	173,441	185,959	190,447
Total cash, cash equivalents and restricted cash	$1,402,449	$1,914,753	$1,593,365